Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of defined benefit plans [abstract]
Summary of Defined Benefit Plans Amount Recognized in Group's Financial Statements

			(Dollars in millions)
	Gratuity		Pension
	As of		As of
	March 31, 2025	March 31, 2024	March 31, 2025	March 31, 2024
Change in benefit obligations
Benefit obligations at the beginning	253	216	122	112
Transfer	1	4	—	—
Service cost	40	37	6	6
Interest expense	17	15	2	2
Remeasurements - Actuarial losses / (gains)	12	4	8	3
Past service cost - plan amendments	—	—	—	(4)
Employee contribution	—	—	4	4
Benefits paid	(22)	(19)	(7)	(1)
Translation differences	(7)	(4)	3	—
Benefit obligations at the end	294	253	138	122
Change in plan assets
Fair value of plan assets at the beginning	249	214	119	106
Interest Income	18	15	2	2
Remeasurements – Returns on plan assets excluding amounts included in interest income	2	2	7	2
Employer contribution	77	40	5	6
Employee contribution	—	—	4	4
Benefits paid	(21)	(18)	(7)	(1)
Translation differences	(6)	(4)	3	—
Fair value of plan assets at the end	319	249	133	119
Funded status	25	(4)	(5)	(3)
Defined benefit plan asset	33	2	2	2
Defined benefit plan liability	(8)	(6)	(7)	(5)

The following tables set out the funded status of the defined benefit provident fund plan of Infosys Limited and the amounts recognized in the Group's financial statements as of March 31, 2025, and March 31, 2024:

		(Dollars in millions)
	As of
	March 31, 2025	March 31, 2024
Change in benefit obligations
Benefit obligations at the beginning	1,424	1,281
Service cost	113	106
Employee contribution	199	200
Interest expense	102	92
Actuarial (gains) / loss	26	12
Benefits paid	(204)	(246)
Translation differences	(38)	(21)
Benefit obligations at the end	1,622	1,424
Change in plan assets
Fair value of plan assets at the beginning	1,416	1,239
Interest income	101	89
Remeasurements- Return on plan assets excluding amounts included in interest income	29	28
Employee contribution	199	200
Employer contribution	125	126
Benefits paid	(204)	(246)
Translation differences	(37)	(20)
Fair value of plan assets at the end	1,629	1,416
Funded status surplus/(deficit)	7	(8)
Irrecoverable surplus - effect of asset ceiling	(7)	—
Net defined benefit asset/ (liability)(Refer note 2.5)	—	(8)

Summary of Defined Benefit Plan

Amount for fiscal 2025, 2024 and 2023 recognized in net profit in the statement of comprehensive income comprises the following components:

				(Dollars in millions)
	Gratuity			Pension
	Year ended March 31,			Year ended March 31,
	2025	2024	2023	2025	2024	2023
Service cost	40	37	34	6	6	5
Net interest on the net defined benefit liability / asset	(1)	—	—	—	—	—
Plan amendments	—	—	—	—	(4)	—
Net cost	39	37	34	6	2	5

Amount for fiscal 2025, 2024 and 2023 recognized in statement of other comprehensive income:

				(Dollars in millions)
	Gratuity			Pension
	Year ended March 31,			Year ended March 31,
	2025	2024	2023	2025	2024	2023
Re-measurements of the net defined benefit liability / (asset)
Actuarial (gains) / losses	12	4	(9)	8	3	(17)
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / (asset)	(2)	(2)	(4)	(7)	(2)	11
Total	10	2	(13)	1	1	(6)

Breakup of actuarial (gains) / losses for fiscal 2025, 2024 and 2023 is as follows:

				(Dollars in millions)
	Gratuity			Pension
	Year ended March 31,			Year ended March 31,
	2025	2024	2023	2025	2024	2023
(Gain) / loss from change in demographic assumptions	—	—	—	—	—	—
(Gain) / loss from change in financial assumptions	5	1	(8)	5	3	(18)
(Gain) / loss from experience adjustments	7	3	(1)	3	—	1
	12	4	(9)	8	3	(17)

The gratuity and pension cost recognized in the statement of comprehensive income apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost is as follows:

				(Dollars in millions)
	Gratuity			Pension
	Year ended March 31,			Year ended March 31,
	2025	2024	2023	2025	2024	2023
Cost of sales	35	34	31	6	2	5
Selling and marketing expenses	3	2	2	—	—	—
Administrative expenses	1	1	1	—	—	—
	39	37	34	6	2	5

Superannuation contributions have been apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost as follows:

(Dollars in millions)
	Year ended March 31,
	2025	2024	2023
Cost of sales	55	56	55
Selling and marketing expenses	4	4	3
Administrative expenses	2	2	2
	61	62	60

Amount for fiscal 2025, 2024 and 2023 recognized in net profit in the statement of comprehensive income comprises the following components:

	(Dollars in millions)
	Year ended March 31,
	2025	2024	2023
Service cost	113	106	101
Net interest on the net defined benefit liability / asset	—	3	2
Net provident fund cost	113	109	103

Amount for fiscal 2025, 2024 and 2023 recognized in the consolidated statement of other comprehensive income:

		(Dollars in millions)
	Year ended March 31,
	2025	2024	2023
Remeasurements of the net defined benefit liability/ (asset)
Actuarial (gains) / losses	26	12	(10)
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability/(asset)	(29)	(28)	23
Irrecoverable surplus - effect of asset ceiling	7
	4	(16)	13

Provident fund contributions have been apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost as follows:

(Dollars in millions)
	Year ended March 31,
	2025	2024	2023
Cost of sales	141	137	134
Selling and marketing expenses	10	10	9
Administrative expenses	5	5	5
	156	152	148
Employee benefit costs include:

(Dollars in millions)
	Year ended March 31,
	2025	2024	2023
Salaries and bonus (1)	9,903	9,729	9,481
Defined contribution plans	80	81	78
Defined benefit plans	182	171	170
	10,165	9,981	9,729

(1)
Includes stock compensation expense of $95 million, $79 million and $64 million for fiscal 2025, 2024 and 2023, respectively. (Refer to Note 2.17)

The employee benefit cost is recognized in the following line items in the consolidated statement of comprehensive income:

(Dollars in millions)
	Year ended March 31,
	2025	2024	2023
Cost of sales	9,151	8,998	8,826
Selling and marketing expenses	677	656	598
Administrative expenses	337	327	305
	10,165	9,981	9,729

Summary of Weighted-Average Assumptions

The weighted-average assumptions used to determine benefit obligations as of March 31, 2025, and March 31, 2024 are set out below:

	Gratuity		Pension
	As of		As of
	March 31, 2025	March 31, 2024	March 31, 2025	March 31, 2024
Discount rate	6.5%	7.0%	0.9%-3.7%	1.5-3.4%
Weighted average rate of increase in compensation levels	6.0%	6.0%	1%-3%	1.0%-3.0%
Weighted average duration of defined benefit obligation	5.7 years	5.8 years	13 years	12 years

The weighted-average assumptions used to determine net periodic benefit cost for fiscal 2025, 2024 and 2023 are set out below:

	Gratuity			Pension
	Year ended March 31,			Year ended March 31,
	2025	2024	2023	2025	2024	2023
Discount rate for the year	7.0%	7.1%	6.5%	1.5%-3.4%	1.8%-3.8%	0.4% - 1.7%
Weighted average rate of increase in compensation levels	6.0%	6.0%	6.0%	1.0%-3.0%	1.0%-3.0%	1.0%-3.0%

Discount rate

For domestic defined benefit plan in India, the market for high quality corporate bonds being not developed, the yield of government bonds is considered as the discount rate. For most of our overseas defined benefit plan, given that the market for high quality corporate bonds is not developed, the Government bond rate adjusted for corporate spreads is used.

Weighted average rate of increase in compensation levels

The average rate of increase in compensation levels is determined by the Company, considering factors such as, the Company’s past compensation revision trends, inflation in respective markets and management’s estimate of future salary increases.

Attrition rate

Attrition rate considered is the management’s estimate based on the past long-term trend of employee turnover in the Company. The tenure has been considered taking into account the past long-term trend of employees' average remaining service life which reflects the average estimated term of post-employment benefit obligation.

Assumptions used in determining the present value obligation of the interest rate guarantee under the Deterministic Approach:

	As of
	March 31, 2025	March 31, 2024
Government of India (GOI) bond yield (1)	6.50%	7.00%
Expected rate of return on plan assets	8.00%	8.20%
Remaining term to maturity of portfolio	6 years	6 years
Expected guaranteed interest rate	8.25%	8.25%

(1)
In India, the market for high quality corporate bonds being not developed, the yield of government bonds is considered as the discount rate. The tenure has been considered taking into account the past long-term trend of employees’ average remaining service life which reflects the average estimated term of the post-employment benefit obligations.

Summary of Sensitivity of Significant Assumptions Used for Valuation of Defined Benefit Obligation

These defined benefit plans expose the Group to actuarial risk which are set out below:

Interest rate risk:

The present value of the defined benefit plan liability is generally calculated using a discount rate determined by reference to government bond yields and in certain overseas jurisdictions, it is calculated in reference to government bond yield adjusted for a corporate spread. If bond yields fall, the defined benefit obligation will tend to increase.

Life expectancy and investment risk:

The pension fund offers the choice between a lifelong pension and a cash lump sum upon retirement. The pension fund has defined rates for converting the lump sum to a pension and there is the risk that the members live longer than implied by these conversion rates and that the pension assets don’t achieve the investment return implied by these conversion rates.

Asset volatility:

A proportion of the pension fund is held in equities, which is expected to outperform corporate bonds in the long term but give exposure to volatility and risk in the short term. The pension fund board of insurer is responsible for the investment strategy and equity allocation is justified given the long-term investment horizon of the pension fund and the objective to provide a reasonable long term return on members’ account balances.

Sensitivity of significant assumptions used for valuation of defined benefit obligation:

		(Dollars in millions)
Impact from	As of March 31, 2025
	Gratuity	Pension
	1% point increase / decrease	0.5% point increase / decrease
Discount rate	16	6
Weighted average rate of increase in compensation levels	16	1

Summary of Maturity Profile of Defined Benefit Obligation	Maturity profile of defined benefit obligation:

(Dollars in millions)
	Gratuity	Pension
Within 1 year	41	8
1 - 2 year	39	8
2 - 3 year	40	8
3 - 4 year	38	9
4 - 5 year	34	9
5 - 10 years	122	40

Summary of Various Categories of Plan Assets

Particulars	Pension
	As of
	March 31, 2025	March 31, 2024
Equity	34%	34%
Bonds	30%	32%
Real Estate/Property	26%	26%
Cash and Cash Equivalents	1%	1%
Other	9%	7%

The breakup of the plan assets into various categories as of March 31, 2025, and March 31, 2024 are as follows:

	As of
	March 31, 2025	March 31, 2024
Central and State Government bonds	60%	60%
Public sector undertakings and Private sector bonds	28%	30%
Others	12%	10%